Income Taxes (Tax Credit Carryforwards) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
U.S. Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	$ 45,375
Tax credit carryforward	1,755
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	20,809
Tax credit carryforward	$ 1,200